CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES	12 Months Ended
Dec. 31, 2017
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES
CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES

The preparation of the Company’s consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses, and the accompanying disclosures. These assumptions, judgements and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements. Management reviews its estimates and underlying assumptions on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of revision and future periods if the revision affects both current and future periods.
The most significant judgements and key sources of estimation uncertainty that management believes could have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:
Mineral Reserve and Mineral Resource Estimates
Key Sources of Estimation Uncertainty
The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43-101 Standards of Disclosure for Mineral Projects, issued by the Canadian Securities Administrators. This National Instrument lays out the standards of disclosure for mineral projects including rules relating to the determination of mineral reserves and mineral resources. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company's control. Such estimation is a subjective process, and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgements used in engineering and geological interpretation. Short-term operating factors relating to the mineral reserves, such as the need for orderly development of the ore bodies or the processing of new or different ore grades, may cause the mining operation to be unprofitable in any particular accounting period. Lower market prices, increased production costs, reduced recovery rates and other factors may result in a revision of its mineral reserve estimates from time to time or may render the Company’s mineral reserves uneconomic to exploit, which may materially and adversely affect the results of operations or financial condition. Mineral reserve data are not indicative of future results of operations. Evaluation of mineral resources is conducted from time to time and mineral resources may change depending on further geological interpretation, drilling results and metal prices. The Company regularly evaluates its mineral resources and it often determines the merits of increasing the reliability of its overall mineral resources.
Differences between management's assumptions, and actual events including economic assumptions such as metal prices and market conditions, could have a material effect in the future on the Company's financial position and results of operations.
Estimates of the quantities of proven and probable mineral reserves and mineral resources form the basis for the Company’s LOM plans, which are used for a number of important business and accounting purposes, including: determination of the useful life of property, plant and equipment and measurement of the depreciation expense, capitalization and amortization of stripping costs, exploration and evaluation of mineral resources and determination of technical feasibility and commercial viability, and forecasting the timing of the payments related to the environmental rehabilitation provision. In addition, the underlying life of mine ("LOM") plans are used in the impairment tests for goodwill and non-current assets.
Estimated Recoverable Ounces
Key Sources of Estimation Uncertainty
The carrying amounts of the Company’s mining properties are depleted based on recoverable ounces contained in proven and probable mineral reserves plus a portion of mineral resources. The Company includes a portion of mineral resources where it is considered probable that those mineral resources will be economically extracted. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company’s mine plans and changes in metal price forecasts can result in a change to future depletion rates.
Economic Recoverability and Probability of Future Economic Benefits of Exploration, Evaluation and Development Costs
Critical Judgements in Applying Accounting Policies
Management has determined that exploration and evaluation costs incurred during the year and costs associated with projects under construction have future economic benefits and are economically recoverable. In making this judgement, management has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity of operating facilities, operating management expertise, existing permits and life of mine plans.
Impairment of Mineral Properties and Goodwill
Critical Judgements in Applying Accounting Policies
While assessing whether any indications of impairment exist for mineral properties and goodwill, consideration is given to both external and internal sources of information. Information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of mineral properties and goodwill. Internal sources of information include the manner in which property and plant and equipment are being used or are expected to be used and indications of economic performance of the assets, historical exploration and operating results. Management concluded that there were no impairment or impairment reversal indicators as of December 31, 2017, except for the decision to sell Gualcamayo and related Argentinian exploration properties. Refer to Note 11: Impairment and Reversal of Impairment to the Company's Consolidated Financial Statements for further discussion.
In determining a CGU, management had to examine the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets. The Company has determined that each mine site and development project qualifies as an individual CGU. Each of these assets generates or will have the ability to generate cash inflows that are independent of the other assets and therefore qualifies as an individual asset for impairment testing purposes.
Key Sources of Estimation Uncertainty
In determining the recoverable amounts of the Company’s mining interests and goodwill, management makes estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. The projected cash flows are significantly affected by changes in assumptions related to metal selling prices, changes in the amount of recoverable reserves, resources, and exploration potential, production cost estimates, future capital expenditures, discount rates and exchange rates. Significant changes in metal price forecasts, estimated future costs of production, capital expenditures, the amount of recoverable reserves, resources, and exploration potential, and/or the impact of changes in current economic conditions may result in a write-down or reversal of impairment of the carrying amounts of the Company’s mining interests and/or goodwill.
During the year ended December 31, 2017, the Company recognized a non-cash impairment loss on certain mining properties reclassified as held for sale in the amount of $356.5 million and concluded that no reversals were required on previously recognized impairments. During the year ended December 31, 2016, the Company recognized an impairment loss of $711.3 million on certain mining properties arising from changes in the mining plans for those properties and an impairment reversal of $96.2 million due to the decision to recommission one of the Company's mines. Refer to Note 11: Impairment and Reversal of Impairment to the Company's Consolidated Financial Statements, for specific estimates and assumptions for impairments recorded during the year.
Deferral of Stripping Costs
Key Sources of Estimation Uncertainty
In determining whether stripping costs incurred during the production phase of a mining property relate to mineral reserves and mineral resources that will be mined in a future period and therefore should be capitalized, the Company determines whether it is probable that future economic benefit associated with the stripping activity over the life of the mineral property will flow to the Company. Changes in estimated strip ratios can result in a change to the future capitalization of stripping costs incurred. As at December 31, 2017, a cumulative total of $402.3 million (2016 - $285.3 million) of stripping costs have been capitalized.
Decommissioning, Restoration and Similar Liabilities
Key Sources of Estimation Uncertainty
Given the nature of its operations, the Company incurs obligations to close, restore and rehabilitate its sites. Closure and rehabilitation activities are governed by a combination of legislative requirements and Company policies. The Company’s provision for decommissioning, restoration and similar liabilities represents management’s best estimate of the present value of the future cash outflows required to settle the liabilities, which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company. The actual future expenditures may differ from the amounts currently provided if the estimates made are significantly different than actual results or if there are significant changes in environmental and/or regulatory requirements in the future.
Revenue Recognition
Key Sources of Estimation Uncertainty
Revenue from the sale of copper concentrate to independent smelters is recorded at the time the rights and rewards of ownership pass to the buyer using forward market prices on the expected date that final sales prices will be fixed. Variations between the prices set under the smelting contracts may be caused by changes in market prices and result in an embedded derivative in the trade receivables. The embedded derivative is recorded at fair value each period until final settlement occurs, with changes in the fair value classified in revenue. In a period of high price volatility, as experienced under current economic conditions, the effect of mark-to-market price adjustments related to the quantity of metal which remains to be settled with independent smelters could be significant. For changes in metal quantities upon receipt of new information and assay, the provisional sales quantities are adjusted.
Deferred Revenue
Critical Judgements in Applying Accounting Policies
Significant judgements are required in determining the appropriate accounting treatment for metal transactions entered into by the Company. With respect to the streaming arrangements the Company has entered into with Sandstorm and Altius, management has determined that based on the agreements, Sandstorm and Altius assume significant business risk and rewards associated with the timing and amount of metals being delivered. As such, the deposits received from Sandstorm and Altius have been recorded as deferred revenue in the consolidated balance sheets. Additionally, the Company has determined that the transaction is not a financial liability as; based on the specific rights and obligations set out in the agreement, under no circumstances will the delivery obligations be satisfied with cash. Refer to Note 25: Other Provisions and Liabilities to the Company's Consolidated Financial Statements for further discussion.
Determination of Assets Held for Sale and Discontinued Operations
Critical Judgements in Applying Accounting Policies
Management applies judgement in determining whether an asset or disposal group should be classified as held for sale. An asset or disposal group should be classified as held for sale when it is available for immediate sale in its present condition and its sale is highly probable. Conditions that support a highly probable sale include the following: an appropriate level of management is committed to a plan to sell the asset or disposal group, an active program to locate a buyer and complete the plan has been initiated, the asset or disposal group has been actively marketed for sale at a price that is reasonable in relation to its current fair value, and the sale of the asset or disposal group is expected to qualify for recognition as a completed sale within one year from the date of classification as held for sale.
At December 31, 2017, the Company concluded that the assets and liabilities of Gualcamayo and related Argentinian exploration properties, and certain exploration properties in Northern Ontario (the “Canadian Exploration Properties”) met the criteria for classification as held for sale. Accordingly, the assets and liabilities of each property, as applicable, were presented separately in the Company's consolidated balance sheet under current assets and current liabilities, respectively. Immediately prior to the classification to assets and liabilities held for sale, the carrying amounts of Gualcamayo and related Argentinian exploration properties were re-measured to their recoverable amount, being their FVLCD. As a result the Company has recorded impairment losses on Gualcamayo and related Argentinian exploration properties of $256.9 million and $99.6 million respectively. Refer to Note 6: Acquisition and Disposition of Mineral Interests and Corporate Transactions for further discussion. Non-current assets ceased to be depreciated upon classification as held for sale.
Management also applies judgement to determine whether a component of the Company that either has been disposed of, or is classified as held for sale, meets the criteria of a discontinued operation. The key area that involves management judgement in this determination is whether the component represents a separate major line of business or geographical area of operation. This determination applied to Gualcamayo, as it is a component of the Company. Given that the Company will continue to operate in Argentina after the disposal of Gualcamayo and following the analysis of quantitative factors, the Company concluded that Gualcamayo is not a separate major line of business or geographical area of operation, thus it is not considered to be a discontinued operation. Mercedes, being the Company's sole mining operation in Mexico at the time of its classification to asset held for sale, was considered to be a major geographical area of operation. Therefore, Mercedes met the criteria for a discontinued operation and its results have been presented as net earnings and cash flows from discontinued operation for the year ended December 31, 2016.
Income Taxes
Critical Judgements in Applying Accounting Policies
Interest and penalties related to income taxes: The determination of whether interest and penalties relating to income taxes are classified with income taxes and accounted for under IAS 12 Income Taxes or classified and accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets requires management to make certain judgements as to the substance of the amounts incurred. If an amount was based on taxable profit and therefore meets the definition of an income tax, it should be classified with income taxes or if it was based on another measure, such as compensation for the time value of money, it should be classified outside of income taxes. Based on an assessment of the specific facts and circumstances in which interest and penalties relating to the Company’s Brazilian tax liabilities were incurred, management determined that such interest and penalties are within the scope of IAS 12 because they are in substance, part of a larger tax assessment rather than resulting from delayed payment. The amounts are therefore, included in the tax expense line item in the Company’s consolidated statement of operations. For the year ended December 31, 2017, such interest and penalties included in tax expense were $62.6 million (2016 - recovery of $0.2 million). Refer to Note 12: Income Taxes to the Company's Consolidated Financial Statements for further discussion on the Brazilian tax matters.
Key Sources of Estimation Uncertainty
Income taxes and recoverability of deferred tax assets: In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operating activities and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company's control, are feasible, and within management's ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.
Contingencies
Key Sources of Estimation Uncertainty
Due to the size, nature and complexity of the Company’s operations, various legal and tax matters are outstanding from time to time. In the event that the Company’s estimates of the future resolution of these matters changes, the effects of the changes will be recognized in the Consolidated Financial Statements. Refer to Note 34: Contingencies to the Company's Consolidated Financial Statements for further discussion on contingencies.
Inventory Valuation
Key Sources of Estimation Uncertainty
Work-in-process, heap leach ore and stockpiled ore inventories are valued at the lower of the cost of production and net realizable value. The assumptions used in the valuation of these inventories include estimates of gold contained in the ore stacked on leach pads, assumptions of the amount of gold stacked that is expected to be recovered from the leach pads, the amount of gold in the mill circuits and assumption of the gold price expected to be realized when the gold is recovered. If these estimates or assumptions prove to be inaccurate, the Company could be required to write-down the recorded value of its work-in-process, heap leach and stockpiled ore inventories, which would reduce the Company's earnings and working capital. During the year, the Company recorded a write-down of $11.2 million, as a result of the carrying amount of certain inventory exceeding net realizable value (2016 - $0.4 million recovery), which was recorded in cost of sales.
Determination of Business Combinations and Asset Acquisitions
Critical Judgements in Applying Accounting Policies
The determination of whether a set of assets acquired and liabilities assumed constitute the acquisition of a business or asset may require management to make certain judgements as to whether or not the assets acquired and liabilities assumed include the inputs, processes and outputs necessary to constitute a business as defined in IFRS 3 Business Combinations. If an acquired set of assets and activities includes goodwill, in the absence of evidence to the contrary, the set is presumed to be a business. Based on an assessment of the relevant facts and circumstances, the Company concluded that the acquisition of Mineração Riacho dos Machados Ltda (“MRDM”), in February 2016 was the acquisition of a business, and the transaction was accounted for as a business combination in accordance with IFRS 3.